Capital Stock (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information for the years ended December 31, 2015, 2014, and 2013, are as follows:

	December 31, 2015		December 31, 2014		December 31, 2013
	Options (000’s) #	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Exercise Price $
Outstanding - beginning of year	2,710	36.61	4,237	36.33	5,285	34.40
Granted	265	43.99	15	56.76	73	34.07
Exercised	(36)	33.79	(1,528)	36.10	(1,039)	26.21
Forfeited / expired	(139)	46.80	(14)	28.51	(82)	38.46

Outstanding - end of year	2,800	36.84	2,710	36.61	4,237	36.33

Exercisable - end of year	2,500	36.03	2,508	37.03	3,848	37.03

Non-Vested Stock Option Activity and Related Information

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2015, 2014 and 2013, are as follows:
	December 31, 2015		December 31, 2014		December 31, 2013
	Options (000’s) #	Weighted- Average Grant Date Fair Value $	Options (000’s) #	Weighted- Average Grant Date Fair Value $	Options (000’s) #	Weighted- Average Grant Date Fair Value $
Outstanding non-vested stock options - beginning of year	202	9.37	389	9.24	723	8.74
Granted	265	7.74	15	11.50	73	10.54
Vested	(167)	9.07	(188)	9.30	(401)	8.57
Forfeited	—	—	(14)	9.01	(6)	9.46

Outstanding non-vested stock options - end of year	300	8.09	202	9.37	389	9.24

Details Regarding Outstanding and Exercisable Stock Options

Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2015 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$10.00 – $19.99	188	3.2	11.84	188	3.2	11.84
$20.00 – $24.99	293	4.2	24.42	293	4.2	24.42
$25.00 – $29.99	365	6.2	27.69	365	6.2	27.69
$30.00 – $34.99	117	6.3	34.44	93	6.1	34.53
$35.00 – $39.99	364	0.4	39.01	364	0.4	39.01
$40.00 – $44.99	1,029	4.0	41.33	764	2.2	40.41
$50.00 – $54.99	429	1.2	51.40	429	1.2	51.40
$55.00 – $59.99	15	8.2	56.76	5	8.2	56.76

	2,800	3.5	36.84	2,500	2.8	36.03